Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.9%
Penn Series Flexibly Managed Fund*	145,645	$11,066,067
Penn Series Index 500 Fund*	1,089,820	34,340,232
Penn Series Large Cap Growth Fund*	63,327	1,798,482
Penn Series Large Cap Value Fund*	410,590	14,653,968
Penn Series Large Core Value Fund*	433,444	10,883,788
Penn Series Large Growth Stock Fund*	34,920	1,786,847
Penn Series Mid Cap Growth Fund*	120,222	3,593,442
Penn Series Mid Cap Value Fund*	77,175	1,801,269
Penn Series Mid Core Value Fund*	309,360	9,045,698
Penn Series Real Estate Securities Fund*	196,624	5,324,582
Penn Series Small Cap Growth Fund*	36,394	1,792,760
Penn Series Small Cap Index Fund*	280,007	7,170,968
Penn Series SMID Cap Growth Fund*	47,137	1,805,834
Penn Series SMID Cap Value Fund*	119,494	3,587,195
TOTAL AFFILIATED EQUITY FUNDS (Cost $94,560,774)		108,651,132

AFFILIATED FIXED INCOME FUNDS — 18.8%
Penn Series High Yield Bond Fund*	377,068	5,723,894
Penn Series Limited Maturity Bond Fund*	1,532,213	19,459,102
Penn Series Quality Bond Fund*	651,790	9,561,760
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $35,092,186)		34,744,756

AFFILIATED INTERNATIONAL EQUITY FUNDS — 21.7%
Penn Series Developed International Index Fund*	999,244	12,640,441
Penn Series Emerging Markets Equity Fund*	885,456	9,182,177
Penn Series International Equity Fund*	598,557	18,333,793
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $41,596,484)		40,156,411

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $1,015,664)	1,015,664	1,015,664
TOTAL INVESTMENTS — 100.0% (Cost $172,265,108)		$184,567,963
Other Assets & Liabilities — 0.0%		13,810
TOTAL NET ASSETS — 100.0%		$184,581,773

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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